OTHER INVESTMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other investments
Investments in equity	₽ 8,735	₽ 8,555
Other investments (Gross)	4,593	9,492
Allowance for ECL	(2)	(4)
Total other investments	4,591	9,488
At amortized cost
Other investments
Debt securities	2,810	8,764
Loans and unquoted notes	555	328
At FVTPL
Other investments
Investments in equity	₽ 1,228	₽ 400